Taxation - Schedule of Reconciliation of Differences Between the Statutory Income Tax Rate (Details)	10 Months Ended	12 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Differences Between the Statutory Income Tax Rate [Line Items]
Statutory income tax rate of the PRC		25.00%	25.00%	25.00%
Permanent differences		2.60%	6.90%	1.20%
Change in valuation allowance		(18.00%)	(17.70%)	(19.80%)
Effect of preferential tax rate		(5.90%)		(5.50%)
Effect of different tax rates in other jurisdictions (offshore entities)		(3.70%)	(14.20%)	(0.90%)
Others
Effective income tax rate
Continuing Operations [Member]
Schedule of Reconciliation of Differences Between the Statutory Income Tax Rate [Line Items]
Statutory income tax rate of the PRC		25.00%	25.00%
Permanent differences		(0.20%)
Change in valuation allowance		(7.90%)	(0.40%)
Effect of preferential tax rate		(0.80%)
Effect of different tax rates in other jurisdictions (offshore entities)		(16.10%)	(24.60%)
Others
Effective income tax rate
Discontinued Operations [Member]
Schedule of Reconciliation of Differences Between the Statutory Income Tax Rate [Line Items]
Statutory income tax rate of the PRC	25.00%		25.00%	25.00%
Permanent differences	2.90%		13.60%	1.20%
Change in valuation allowance	(20.50%)		(35.00%)	(19.80%)
Effect of preferential tax rate	(7.10%)			(5.50%)
Effect of different tax rates in other jurisdictions (offshore entities)	(0.30%)		(3.60%)	(0.90%)
Others
Effective income tax rate